Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WESMARK FUNDS
Entity Central Index Key	0001007226
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014907
Shareholder Report [Line Items]
Trading Symbol	WMBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Balanced Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[1]
AssetsNet	$ 103,682,085
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 375,178
InvestmentCompanyPortfolioTurnover	10.00%
C000014908
Shareholder Report [Line Items]
Trading Symbol	WMBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Government Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[2]
AssetsNet	$ 172,088,401
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 503,489
InvestmentCompanyPortfolioTurnover	7.00%
C000014909
Shareholder Report [Line Items]
Trading Symbol	WMKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Large Company Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[3]
AssetsNet	$ 363,985,654
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,273,210
InvestmentCompanyPortfolioTurnover	16.00%
C000014910
Shareholder Report [Line Items]
Trading Symbol	WMKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Small Company Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.18%	[4]
AssetsNet	$ 183,888,913
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 606,753
InvestmentCompanyPortfolioTurnover	36.00%
C000179136
Shareholder Report [Line Items]
Trading Symbol	WMKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Tactical Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%	[5]
AssetsNet	$ 52,842,696
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 191,366
InvestmentCompanyPortfolioTurnover	9.00%
C000014911
Shareholder Report [Line Items]
Trading Symbol	WMKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark West Virginia Municipal Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[6]
AssetsNet	$ 88,758,234
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 261,037
InvestmentCompanyPortfolioTurnover	4.00%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized